Warrant liabilities (Details Narrative) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 24, 2026 shares	Mar. 24, 2025 CAD ($) shares	Jun. 30, 2026 CAD ($) shares Integer	Jun. 30, 2025 CAD ($) shares Integer	Jun. 30, 2024 CAD ($)	Mar. 24, 2025 $ / shares	Mar. 24, 2025 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | shares	2,394,367			2,394,367
Number of shares issued on registered direct offering				$ 4,975
Fair value gain			$ 3,575
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | shares		2,394,367
Subscription price | (per share)						$ 3.55	$ 5.08
Number of shares issued on registered direct offering		$ 4,975
Shares issued on registered direct offering							$ 7,195
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | Integer				119,718
Exercise price of warrants | (per share)						$ 4.45	$ 6.37